SHARE BASED COMPENSATION - Expense Allocation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SHARE BASED COMPENSATION
Share-based compensation	¥ 225,727	¥ 365,752	¥ 862,642
Costs of revenues
SHARE BASED COMPENSATION
Share-based compensation		(8,389)	1,734
Selling expenses
SHARE BASED COMPENSATION
Share-based compensation		(3,010)	28,439
General and administration expenses
SHARE BASED COMPENSATION
Share-based compensation	¥ 225,727	377,977	825,688
Research and development expenses
SHARE BASED COMPENSATION
Share-based compensation		¥ (826)	¥ 6,781